SUMMARY PROSPECTUS December 31, 2010

AllianceBernstein U.S. Large Cap Portfolio

Ticker: Class A–ABBAX; Class B–ABBBX; Class C–ABBCX; Advisor Class–ABBYX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated December 31, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is long-term growth of capital.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs on page 11 of the Prospectus and in Purchase of Shares—Sales Charge Reduction Programs on page 65 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares (not currently offered to new investors)	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	4.00%*	1.00%**	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class
Management Fees	.65%	.65%	.65%	.65%
Distribution and/or Service (Rule 12b-1) Fees	.30%	1.00%	1.00%	None
Other Expenses:
Transfer Agent	.21%	.27%	.23%	.21%
Other Expenses	.80%	.80%	.81%	.80%

Total Other Expenses	1.01%	1.07%	1.04%	1.01%

Acquired Fund Fees and Expenses (Underlying Portfolios)	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses***	1.97%	2.73%	2.70%	1.67%

*	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the 4th year.

**	For Class C shares, the CDSC is 0% after the first year.

***	The Adviser has voluntarily agreed to limit total operating expenses on an annual basis to 1.65%, 2.35%, 2.35% and 1.35% on the Class A, Class B, Class C and Advisor Class shares, respectively.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the

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end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class
After 1 Year	$616	$676	$373	$170
After 3 Years	$1,017	$1,047	$838	$526
After 5 Years	$1,442	$1,445	$1,430	$907
After 10 Years	$2,623	$2,878	$3,032	$1,976

You would pay the following expenses if you did not redeem your shares at the end of the period:

	Class A	Class B	Class C	Advisor Class
After 1 Year	$616	$276	$273	$170
After 3 Years	$1,017	$847	$838	$526
After 5 Years	$1,442	$1,445	$1,430	$907
After 10 Years	$2,623	$2,878	$3,032	$1,976

Portfolio Turnover

The Fund (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Fund will seek to achieve its investment objective by investing in two portfolios, AllianceBernstein U.S. Value Portfolio and AllianceBernstein U.S. Large Cap Growth Portfolio of The AllianceBernstein Pooling Portfolios, representing growth and value equity investment styles (the “Underlying Portfolios”). Under normal circumstances, the Fund will invest at least 80% of its net assets in Underlying Portfolios that invest in large capitalization companies. By investing in the Underlying Portfolios, the Adviser efficiently diversifies the Fund between growth and value styles. Normally, approximately 50% of the value of the Fund’s investments in the Underlying Portfolios will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target. Beyond this range, the Adviser will rebalance the investments in the Underlying Portfolios as necessary to maintain this targeted allocation.

PRINCIPAL RISKS:

•

Market Risk: The value of the Fund’s investments in the Underlying Portfolios will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Allocation Risk: The allocation of investments between growth and value companies may have a more significant effect on the Fund’s net asset value when one of these styles is performing more poorly than the other.

•

Management Risk: The Fund and the Underlying Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one and five years and over the life of the Fund compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on “Pricing & Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2010, the year-to-date unannualized return for Class A shares was
-1.92%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 17.06%, 3rd quarter, 2009; and Worst Quarter was down -21.65%, 4th quarter, 2008.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2009)

		1 Year	5 Years	Since Inception*
Class A**	Return Before Taxes	22.19%	-2.22%	2.09%

	Return After Taxes on Distributions	22.14%	-3.02%	1.45%

	Return After Taxes on Distributions and Sale of Fund Shares	14.49%	-1.83%	1.82%
Class B	Return Before Taxes	22.75%	-2.07%	1.96%
Class C	Return Before Taxes	25.71%	-2.06%	1.97%
Advisor Class	Return Before Taxes	28.10%	-1.05%	3.00%
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	4.68%

*	Inception Date for Class A, Class B, Class C and Advisor Class shares: 7/15/02.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER:

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Thomas J. Fontaine	Since 2009	Senior Vice President of the Adviser

Dokyoung Lee	Since 2008	Senior Vice President of the Adviser

Seth J. Masters	Since 2002	Senior Vice President of the Adviser

Patrick J. Rudden	Since 2009	Senior Vice President of the Adviser

Karen A. Sesin	Since 2009	Senior Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

	Initial	Subsequent
Class A/Class C Shares, including traditional IRAs and Roth IRAs (Class B shares are not currently offered to new shareholders)	$2,500	$50
Automatic Investment Program	Less than $2,500	$50 If initial investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class Shares (only available to fee-based programs or through other limited arrangements)	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Fund may make income dividends or capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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